Retained earnings (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Retained earnings
Balance at the beginning		$ (954,740)	$ (485,494)	$ 82,825
Profit / (loss) for the year	$ 651,973	1,037,565	(271,729,101)	(568,319)
Balance at the end	$ (272,214,595)	$ 82,825	$ (272,214,595)	$ (485,494)